Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 121,421,223	R$ 116,854,804
Additions		5,929,677	5,381,131
Write-offs		(712,735)	(814,712)
Ending balance		126,638,165	121,421,223
Beginning Balance		(94,337,769)	(90,774,972)
Depreciation expenses		(4,328,988)	(4,165,721)
Write-offs		497,390	602,922
Transfers			2
Ending balance		(98,169,367)	(94,337,769)
Net balance		28,468,798	27,083,454	R$ 26,079,832
Work in progress
Property, Plant and Equipment [Line Items]
Beginning Balance		3,434,113	2,413,770
Additions		5,117,872	4,661,570
Write-offs		(47,465)	(93,922)
Transfers		(5,152,907)	(3,547,305)
Ending balance		3,351,613	3,434,113
Net balance		3,351,613	3,434,113	2,413,770
Automatic switching equipment
Property, Plant and Equipment [Line Items]
Beginning Balance		20,007,287	19,974,446
Additions		487	2,060
Write-offs		(1,827)	(2,235)
Transfers		68,518	33,016
Ending balance		20,074,465	20,007,287
Beginning Balance		(18,604,545)	(18,267,700)
Depreciation expenses		(299,925)	(338,003)
Write-offs		1,834	1,158
Transfers		(36)
Ending balance		(18,902,672)	(18,604,545)
Net balance		R$ 1,171,793	1,402,742	1,706,746
Annual depreciation rate (average)		11.00%
Transmission and other equipment
Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	R$ 58,951,421	56,720,433
Additions	[1]	372,138	375,050
Write-offs	[1]	(53,374)	(19,656)
Transfers	[1]	2,672,783	1,875,594
Ending balance	[1]	61,942,968	58,951,421
Beginning Balance	[1]	(45,482,214)	(43,324,619)
Depreciation expenses	[1]	(2,271,906)	(2,175,732)
Write-offs	[1]	48,582	18,610
Transfers	[1]	(151)	(473)
Ending balance	[1]	(47,705,689)	(45,482,214)
Net balance	[1]	R$ 14,237,279	13,469,207	13,395,814
Annual depreciation rate (average)	[1]	10.00%
Infrastructure Assets
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 28,340,802	27,568,591
Additions		388,988	268,931
Write-offs		(601,842)	(666,885)
Transfers		2,214,139	1,170,165
Ending balance		30,342,087	28,340,802
Beginning Balance		(22,265,626)	(21,665,423)
Depreciation expenses		(1,253,099)	(1,158,457)
Write-offs		443,347	558,879
Transfers		(353)	(625)
Ending balance		(23,075,731)	(22,265,626)
Net balance		R$ 7,266,356	6,075,176	5,903,168
Annual depreciation rate (average)		8.00%
Buildings
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 4,470,284	4,311,533
Additions		10,721	17,906
Write-offs		(4,660)	(821)
Transfers		(15,168)	141,666
Ending balance		4,461,177	4,470,284
Beginning Balance		(2,728,656)	(2,547,638)
Depreciation expenses		(95,679)	(96,940)
Write-offs		1,542	817
Transfers		33,568	(84,895)
Ending balance		(2,789,225)	(2,728,656)
Net balance		R$ 1,671,952	1,741,628	1,763,895
Annual depreciation rate (average)		8.00%
Other assets
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 6,217,316	5,866,031
Additions		39,471	55,614
Write-offs		(3,567)	(31,193)
Transfers		212,635	326,864
Ending balance		6,465,855	6,217,316
Beginning Balance		(5,256,728)	(4,969,592)
Depreciation expenses		(408,379)	(396,589)
Write-offs		2,085	23,458
Transfers		(33,028)	85,995
Ending balance		(5,696,050)	(5,256,728)
Net balance		R$ 769,805	R$ 960,588	R$ 896,439
Annual depreciation rate (average)		12.00%

[1]	Transmission and other equipment includes transmission and data communication equipment.